CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 5 – CONCENTRATIONS OF RISK

Supplier Concentrations

The Company has a concentration of suppliers. During the year ended December 31, 2022, two suppliers accounted for $1,114,265.68 and $639,676.14, or 5.3% and 3%, respectively of the scrap metal purchases made by the Company. There was not a concentration of suppliers during the year ended December 31, 2021.

Accounts Receivable

The Company has a concentration of credit risk with its accounts receivable balance. One customer accounted for $164,932, or 77%, of our accounts receivable at December 31, 2022. For the fiscal year ended December 31, 2021, the Company did not have any accounts receivable.

Customer Concentrations

The Company has a concentration of customers. For the fiscal year ended December 31, 2022, certain large customers individually accounted for $17,962,176, $5,332,834, and $4,301,328, or approximately 53%, 16%, and 13% of our revenues, respectively. For the fiscal year ended December 31, 2021, one customer accounted for $6,682,019, or approximately 83% of our revenue.

The Company’s sales are concentrated in the Virginia and northeastern North Carolina markets.